Research and development costs (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Research and development costs (Textual) [Abstract]
Research and Development credits as included in Research and Development costs	€ 17.9	€ 25.1	€ 29.5